Operating Leases - Additional Information (Details)	1 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Oct. 31, 2015
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year		2023
Recife Knutsen
Operating Leases
Current bareboat charter expiration year		2023
Bodil Knutsen
Operating Leases
Current time charter expiration year		2020
Time charter expiration year under options to extend		2024
Windsor Knutsen
Operating Leases
Time charter expiration year under options to extend		2023
Term of time charter			2 years
Windsor Knutsen | Minimum
Operating Leases
Period of suspension of time charter	10 months
Windsor Knutsen | Maximum
Operating Leases
Period of suspension of time charter	12 months
Carmen Knutsen
Operating Leases
Current time charter expiration year		2023
Time charter expiration year under options to extend		2026
Hilda Knutsen
Operating Leases
Current time charter expiration year		2022
Time charter expiration year under options to extend		2025
Torill Knutsen
Operating Leases
Current time charter expiration year		2023
Dan Cisne
Operating Leases
Current bareboat charter expiration year		2023
Dan Sabia
Operating Leases
Current bareboat charter expiration year		2024
Ingrid Knutsen
Operating Leases
Current time charter expiration year		2024
Time charter expiration year under options to extend		2029
Raquel Knutsen
Operating Leases
Current time charter expiration year		2025
Time charter expiration year under options to extend		2030
Tordis Knutsen
Operating Leases
Current time charter expiration year		2022
Time charter expiration year under options to extend		2032
Vigdis Knutsen
Operating Leases
Current time charter expiration year		2022
Time charter expiration year under options to extend		2032
Lena Knutsen
Operating Leases
Current time charter expiration year		2022
Time charter expiration year under options to extend		2032
Brasil Knutsen
Operating Leases
Current time charter expiration year		2022
Time charter expiration year under options to extend		2028
Anna Knutsen
Operating Leases
Current time charter expiration year		2022
Time charter expiration year under options to extend		2028